Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Central Index Key	0001871983
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	ANGHAMI INC.
Entity File Number	001-41263
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	16th Floor, Al-Khatem Tower
Entity Address, Address Line Two	Abu Dhabi Global Market Square
Entity Address, Address Line Three	Al Maryah Island
Entity Address, City or Town	Abu Dhabi
Entity Address, Country	AE
Entity Address, Postal Zip Code	00000
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Shell Company Report	false
Document Financial Statement Error Correction [Flag]	true
Amendment Description	This Amendment No. 1 (the “Amendment”) to the Annual Report on Form 20-F of Anghami Inc. (the “Company”) for the fiscal year ended December 31, 2025, originally filed with the Securities and Exchange Commission (the “SEC”) on April 30, 2026 (the “Original Filing”), is being filed solely to include revised officers’ certifications contained in Exhibits 12.1 and 12.2. This Amendment contains only the cover page, this explanatory note, the exhibit index, the signature page and the revised certifications. Because no financial statements are included with this Amendment, paragraph 3 of the certifications set forth in the exhibits has been omittedExcept for the foregoing, this Amendment does not alter or update any other information contained in the Original Filing. The Original Filing continues to speak as of the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing, and the Company’s filings made with the SEC subsequent to the filing of the Original Filing.
Amendment Flag	true
Entity Common Stock, Shares Outstanding	9,064,808
Ordinary Shares, par value USD 0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value USD 0.0001 per share
Trading Symbol	ANGH
Security Exchange Name	NASDAQ
Warrants exercisable to purchase Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Warrants exercisable to purchase Ordinary Shares
Trading Symbol	ANGHW
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Contact Personnel Name	Elias Habib
Entity Address, Address Line One	16th Floor, Al-Khatem Tower
Entity Address, Address Line Two	Abu Dhabi Global Market Square
Entity Address, Address Line Three	Al Maryah Island
Entity Address, City or Town	Abu Dhabi
Entity Address, Country	AE
Entity Address, Postal Zip Code	00000
City Area Code	+971
Local Phone Number	2 443 4317